INCOME TAXES (Details) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 22, 2017	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Expiration Description		the Company had approximately $42 million and $23 million respectively of Federal and state NOLs available to offset future taxable income with $23 million expiring from 2030 through 2037 while the Federal NOL of $17 Million generated in 2019 has no expiration.
Operating loss carryforwards		$ 42,000,000	$ 23,000,000
Federal research and development credits		$ 851,000	$ 393,000
Corporate income tax rate	Among other things, the Tax Cuts and Jobs Act (i) reduces the U.S. corporate income tax rate from 35% to 21% beginning in 2018, (ii) generally will limit annual deductions for net interest expense to no more than 30% of our “adjusted taxable income,” plus 100% of our business interest income for the year, and (iii) will permit a taxpayer to offset only 80% (rather than 100%) of its taxable income with any U.S. net operating losses (“NOLs”) generated for taxable years beginning after 2017.